Dreyfus
Peoples
Index Fund, Inc.

Annual Report



October 31, 1995

Peoples Index Fund, Inc.
---------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

          Thanks to a generally rising stock market during the past 12 months, the Peoples Index Fund (now named the Dreyfus S&P 500 Index Fund) provided a particularly rewarding return for the fiscal year ended October 31, 1995.
          Total return for the Fund was 25.68%.* This compares with a total return for the same period of 26.41% for the Standard & Poor's 500 Composite Stock Price Index, on which the Fund is based.** The difference is accounted for by various factors, including commission expenses, other transaction costs and general Fund expenses.

Economic Environment

          The much-desired soft landing for the U.S. economy that the Federal Reserve Board has been striving to attain appears to have occurred. This is the result of more than a year of moves by the Fed to tighten interest rates, followed by a token loosening of the reins last summer.
          Now that some steam has been let out of the economic boiler, the central bank must concern itself with the possibility that the economy might slow down more than would be desirable. However, the latest economic statistics do not contain convincing evidence of that happening. The housing industry is doing well. Industrial orders continue to expand and gross domestic product keeps on growing, albeit at a reduced rate.
          In the meantime, the rate of inflation appears to be under firm control. Consumer prices have advanced only at a very moderate pace, and average wages have barely inched ahead. Unemployment is not getting out of hand, and hovers near the so-called full employment level.
          Retail spending has simmered down, in part because consumers are carrying large debit balances in mortgage and credit card debts. To what extent this will affect holiday shopping remains to be seen. The industrial sector of the economy, however, appears to be forging ahead.

Market Environment

          As your Fund reached the end of its fiscal year, October 31, 1995, stocks were not far below the record levels they had reached earlier in the fall.
          Among the factors accounting for this market strength were good corporate profits and low interest rates. Third quarter profit reports from leading corporations, while not universally favorable, were better than earlier quarters. The extensive lean and mean corporate reorganizations of the past few years appear to be paying off. Even though the pricing environment for most corporate products is extremely competitive, manufacturers and service providers appear able to squeeze out improved profits.
          How long that continuing improvement will last is an open question. Many economists think that profit levels may flatten out over the coming months.  The recent record on that score, however, has been encouraging.

          Interest rates also have buoyed stock prices and sustained the bond market. As the cost of borrowing has steadily decreased, many corporations have benefitted. This advantage has been particularly notable with public utilities.

          Another factor in market strength has been the relentless advance of technology, which has virtually forced corporations -- and now individual households as well -- to reequip in order to keep up with technical progress. The obvious result has been seen in record prices commanded during the year by high technology stocks. While some disillusionment may set in, the market clearly takes a very optimistic view of the long-range outlook for these companies.

          In addition, all equities have been favorably affected by the very large inflow of investment money, on a regular basis, from 401(k) and other retirement plans. To be sure, money managers could at some point turn off the spigot, and divert this cash flow into bonds or money market instruments.
 During the past year, however, equity purchases by pension funds and other retirement investors have provided a supportive background for stock prices.

          The horizon isn't without its clouds. Perhaps the most oppressive has been the wrangling between Congress and the White House over how to reduce Government spending and cut the burden of the Government's perennial deficit. Hopefully, this impasse will be settled soon. In the meantime, the uncertainties in Washington have been a source of worry to investors.

          The fading value of the U.S. dollar has also been a question mark. Yet, after hitting a low last spring, the dollar has gradually recovered some lost ground. This dollar rebound reflects weakness in the economies of Western Europe and Japan, but also the strengthening of economic activity here at home.

                                                   Sincerely,

                                                   The Dreyfus Corporation

                                                   Administrator

November 15, 1995
New York, N.Y.


* Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance.

Peoples Index Fund, Inc.                                     October 31, 1995
-----------------------------------------------------------------------------

      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              PEOPLES INDEX FUND, INC. AND THE
        STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

                           [CHART]
                                             Standard & Poor's 500
            Peoples Index Fund            Composite Stock Price Index *
1/2/90
10/31/90           8,688                             8,855
10/31/91          11,542                            11,814
10/31/92          12,684                            12,990
10/31/93          14,521                            14,927
10/31/94          14,976                            15,502
10/31/95          18,823                            19,596

*Source: Lipper Analytical Services, Inc.


Average Annual Total Returns
----------------------------------------------------------------------------

   One Year Ended            Five Years Ended         From Inception (1/2/90)
  October 31, 1995           October 31, 1995           to October 31, 1995
  ----------------           ----------------         ----------------------
      25.68%                      16.69%                       11.46%

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Peoples Index Fund, Inc. on 1/2/90 (Inception Date) to a $10,000 investment made in the Standard and Poor's 500 Composite Stock Price Index on that date. For comparative purposes, the value of the Index on 12/31/89 is used as the beginning value on 1/2/90. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard and Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees or other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report.


Peoples Index Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments                                     October 31, 1995

        Shares      Common Stocks--98.7%                    Value
     -----------                                         ------------
                    Capital Goods--18.8%
        16,778      AMP ..............................   $   ,658,537
         7,964      Advanced Micro Devices ...........        190,141
         4,320      Alco Standard ....................        382,320
        21,864      Allied-Signal ....................        929,220
         9,131(a)   Amdahl ...........................         84,462
         2,962(a)   Andrew ...........................        125,145
         9,288      Apple Computer ...................        337,271
        13,630(a)   Applied Materials ................        683,204
         3,648      Autodesk .........................        124,032
         6,609      Black & Decker ...................        223,880
        26,341      Boeing ...........................      1,728,628
         2,352      Briggs & Stratton ................         94,962
        16,380      Browning-Ferris Industries .......        477,068
        13,451(a)   CUC International ................        465,741
        15,338      Caterpillar ......................        860,845
         3,496(a)   Ceridian .........................        152,076
         2,594      Cincinnati Milacron ..............         66,796
        34,185      Columbia/HCA Healthcare ..........      1,679,338
        20,383(a)   Compaq Computer ..................      1,136,352
        18,462      Computer Associates
                      International ..................      1,015,410
         4,312(a)   Computer Sciences ................        288,365
         8,403      Cooper Industries ................        283,601
        17,708      Corning ..........................        462,622
         1,879(a)   Cray Research ....................         38,989
         8,841(a)   DSC Communications ...............        327,117
        12,176      Darden Restaurants ...............        138,502
         2,782(a)   Data General .....................         31,993
         6,645      Deere & Co. ......................        593,897
        11,335(a)   Digital Equipment ................        613,507
         8,766      Dover ............................        346,257
         3,960      EG & G ...........................         73,755
         6,311      Eastman Chemical .................        375,505
         6,031      Eaton ............................        309,089
        17,308      Emerson Electric .................      1,233,195
         6,341      Fluor ............................        358,267
        15,631(a)   Freeport McMoran Copper ..........        355,605
         4,838      General Dynamics .................        267,904
       130,495      General Electric .................      8,253,809
         3,608      General Signal ...................        115,005
         2,610      Giddings & Lewis .................         42,086
         3,960      Grainger (W.W.) ..................        247,500
         3,703      Harnischfeger Industries .........        116,645
         2,948      Harris ...........................        171,353
        39,414      Hewlett-Packard ..................      3,650,722
         9,757      Honeywell ........................        409,794
         9,043      Illinois Tool Works ..............        525,624
         8,180      Ingersoll-Rand ...................        289,368
        63,460      Intel ............................      4,434,268


                    Capital Goods (continued)
         3,579(a)   Intergraph .......................   $     43,395
        43,779      International Business Machines ..      4,257,508
        15,462      Lockheed Martin ..................      1,053,349
        13,244      Loral ............................        392,354
         8,753      McDonnell Douglas ................        715,558
        15,886      Micron Technology ................      1,121,949
        45,138(a)   Microsoft ........................      4,513,800
         2,469      Morrison Knudsen .................         16,049
        45,409      Motorola .........................      2,979,966
         9,523(a)   National Semiconductor ...........        232,123
         5,783(a)   Navistar International ...........         59,276
        19,529      Northern Telecommunications ......        703,044
         3,838      Northrop .........................        219,726
        28,438(a)   Novell ...........................        469,227
        33,365(a)   Oracle Systems ...................      1,455,548
         8,816      Pall .............................        214,890
         5,670      Parker-Hannifin ..................        191,363
         3,256      Perkin-Elmer .....................        114,367
        11,677      Pitney Bowes .....................        509,409
         3,405      Raychem ..........................        157,907
        18,862      Raytheon .........................        822,855
        16,780      Rockwell International ...........        746,710
        10,114      Santa Fe Pacific Gold ............         99,876
         5,948      Scientific-Atlanta ...............         73,607
        12,218(a)   Silicon Graphics .................        406,249
         7,340(a)   Sun Microsystems .................        572,520
         8,955(a)   Tandem Computers .................        100,744
         2,571      Tektronix ........................        152,332
         6,797(a)   Tellabs ..........................        231,098
        14,518      Texas Instruments ................        990,854
         1,562      Thomas & Betts ...................        100,944
         8,635      Times Mirror Company New .........        250,414
         2,421      Timken ...........................         97,444
         5,861      Tyco Laboratories ................        356,055
        13,211(a)   Unisys ...........................         74,311
         3,111(a)   Varity ...........................        112,773
        37,377      WMX Technologies .................      1,051,227
         4,079(a)   Western Atlas ....................        178,965
        30,139      Westinghouse Electric ............        425,712
         8,331      Xerox ............................      1,080,946
           886      Zurn Industries ..................         22,149
                                                         ------------
                                                           63,138,365
                                                         ------------
                    Consumer Basic--16.9%
         6,314(a)   Alza .............................        138,908
        61,129      Abbott Laboratories ..............      2,429,878
        19,565      Albertson's ......................        650,536
         4,942      Allergan .........................        145,171
        14,575      American Brands ..................        624,903
        23,872      American Home Products ...........      2,115,656


Peoples Index Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments (continued)                 October 31, 1995


        Shares      Common Stocks (continued)               Value
     -----------                                         ------------
                    Consumer Basic (continued)
        20,392      Amgen ............................   $    978,816
        41,653      Archer-Daniels-Midland ...........        671,655
         4,296      Bard (C.R.) ......................        121,362
         4,462      Bausch & Lomb ....................        154,497
        21,373      Baxter International .............        825,532
         5,127      Becton Dickinson & Co. ...........        333,255
         8,155(a)   Beverly Enterprises ..............         95,821
         8,857(a)   Biomet ...........................        147,248
        11,692(a)   Boston Scientific ................        492,526
        39,063      Bristol-Myers Squibb .............      2,978,554
        11,231      CPC International ................        745,458
        19,275      Campbell Soup ....................      1,009,528
         4,098      Clorox ...........................        294,032
        11,206      Colgate-Palmolive ................        776,016
         3,272      Community Psychiatric
                      Centers ........................         35,583
        18,933      ConAgra ..........................        731,287
         2,885      Fleming Cos. .....................         65,273
        12,176      General Mills ....................        698,598
         4,564      Giant Food .......................        146,619
         2,916      Great Atlantic & Pacific Tea .....         59,049
        18,774      Heinz (H.J.) .....................        872,991
         5,992      Hershey Foods ....................        358,022
        49,709      Johnson & Johnson ................      4,051,284
        16,867      Kellogg ..........................      1,218,641
         9,425(a)   Kroger ...........................        314,559
        21,239      Lilly (Eli) & Co. ................      2,052,218
         4,849      Manor Care .......................        158,805
        17,832      Medtronic ........................      1,029,798
        95,340      Merck & Co .......................      5,482,050
         3,472      Millipore ........................        122,822
        48,622      Pfizer ...........................      2,789,687
        64,750      Philip Morris Cos ................      5,471,375
         6,504      Pioneer Hi Bred International ....        322,761
         4,852      Premark International ............        224,405
        52,968      Procter & Gamble .................      4,290,408
        10,322      Quaker Oats ......................        352,238
         8,073      Ralston-Purina Group .............        479,334
         4,026(a)   Ryan's Family Steak Houses .......         31,202
         3,566(a)   St Jude Medical ..................        189,890
        36,938      Sara Lee .........................      1,085,054
        28,668      Schering-Plough ..................      1,537,322
         1,815      Shared Medical Systems ...........         70,104
         5,226      Super Valu Stores ................        160,700
        14,050      Sysco ............................        426,769
        15,373(a)   Tenet Healthcare .................        274,792
        15,064      UST ..............................        451,920
        12,351      Unilever, N.V. ...................      1,617,981


                    Consumer Basic (continued)
        13,391      United Healthcare ................   $    711,397
        11,928      U.S. Health Care Systems .........        459,228
         4,362      U.S. Surgical Corp. ..............        106,868
        17,414      Upjohn ...........................        883,760
        10,376      Warner-Lambert ...................        883,256
         5,840      Winn-Dixie Stores ................        379,599
         8,981      Wrigley (Wm.) Jr. ................        417,616
                                                         ------------
                                                           56,744,617
                                                         ------------

                    Consumer Discretionary--13.8%
         2,091      Alberto-Culver, Cl. B
                      Convertible ....................         65,605
        11,380      American Stores ..................        339,978
        19,696      Anheuser-Busch Cos. ..............      1,299,936
         5,268      Avon Products ....................        374,687
         3,495(a)   Bally Entertainment ..............         38,445
         1,058      Bassett Furniture Industries .....         21,292
         5,345      Brown-Forman .....................        203,778
         1,385      Brown Group ......................         19,044
         7,360      Brunswick ........................        143,520
         7,975      Charming Shoppes .................         22,928
        29,431      Chrysler .........................      1,519,375
        97,220      Coca-Cola ........................      6,987,688
         6,454      Cooper Tire & Rubber .............        149,249
         2,946      Coors (Adolph) ...................         52,660
         3,146      Cummins Engine ...................        110,503
         7,809      Dana .............................        200,106
         5,527      Dayton-Hudson ....................        379,981
         3,897      Delta Air Lines ..................        255,741
         8,696      Dillard Department
                      Stores, CI. A ..................        235,879
        40,109      Disney (Walt) ....................      2,311,281
        26,344      Eastman Kodak ....................      1,649,793
         4,551      Echlin ...........................        162,698
        82,812      Ford Motor .......................      2,380,845
         5,885(a)   Fruit of the Loom ................        102,252
        11,087      Gap ..............................        436,551
        57,592      General Motors ...................      2,519,650
         9,465      Genuine Parts ....................        375,051
        34,180      Gillette .........................      1,653,458
         2,036      Goodrich (B.F.) ..................        134,122
        11,722      Goodyear Tire & Rubber............        445,436
         2,465      Handleman ........................         19,104
         5,594      Harcourt General .................        221,662
         6,774      Hasbro ...........................        206,607
         3,721      Hilton Hotels ....................        249,307
         8,542      International Flavors &
                      Fragrances .....................        412,152


Peoples Index Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments (continued)                 October 31, 1995

        Shares      Common Stocks (continued)               Value
     -----------                                         ------------
                    Consumer Discretionary (continued)
         3,395      Jostens ..........................   $     76,812
        35,360      K mart ...........................        287,300
         2,784(a)   King World Productions ...........         97,092
        27,471      Limited ..........................        504,780
         5,818      Liz Claiborne ....................        165,086
         4,494      Loews ............................        658,933
         1,568      Longs Drug Stores ................         62,720
        12,328      Lowe's Cos. ......................        332,856
         1,806      Luby's Cafeterias ................         37,475
         9,661      Marriott International............        356,249
        17,031      Mattel ...........................        489,641
        19,131      May Department Stores ............        750,892
         8,284      Maytag ...........................        157,396
        53,564      McDonald's .......................      2,196,124
         8,087      Melville .........................        258,784
         2,860      Mercantile Stores ................        128,343
        11,076      Nike, Cl. B ......................        628,563
         6,300      Nordstrom ........................        233,494
         1,514      Outboard Marine ..................         31,416
         3,001      PACCAR ...........................        125,292
        17,504      Penney (J.C.) ....................        737,356
         4,730      Pep Boys-Manny Moe & Jack ........        103,469
        60,672      PepsiCo ..........................      3,200,448
         3,463      Polaroid .........................        148,043
        14,973(a)   Price/Costco .....................        254,541
         7,902(a)   Promus Companies .................        195,575
         6,039      Reebok International .............        205,326
         6,427      Rite-Aid .........................        173,529
        12,158      Rubbermaid .......................        317,628
         2,997      Russell ..........................         74,176
         4,405      Safety-Kleen .....................         67,727
        28,657      Seagram ..........................      1,031,652
         3,046(a)   Shoney's .........................         33,887
        11,005      Southwest Airlines ...............        220,100
         1,591      Springs Industries ...............         68,214
         3,732      Stride Rite ......................         41,985
         5,561      TJX Cos. .........................         75,074
         4,996      Tandy ............................        246,678
        21,283(a)   Toys R Us ........................        465,566
         2,206      Trinova ..........................         62,044
         4,831      USAir Group ......................         65,821
         4,893      V.F. .............................        234,251
      176,993.      Wal-Mart Stores ..................      3,827,473
        19,000      Walgreen .........................        541,499
         7,854      Wendy's International ............        156,097
         5,690      Whirlpool ........................        301,569
        10,158      Woolworth (F. W.) ................        148,560
         3,488(a)   Zenith Electronics ...............         29,211
                                                         ------------
                                                           46,307,111
                                                         ------------
                    Energy & Related--8.7%
         7,215      Amerada Hess .....................   $    325,577
        38,261      Amoco ............................      2,443,921
         4,925      Ashland Oil ......................        155,753
        12,343      Atlantic Richfield ...............      1,317,615
        10,905      Baker Hughes .....................        214,011
         9,762      Burlington Resources .............        351,432
        50,247      Chevron ..........................      2,349,047
         8,029      Coastal ..........................        259,939
        14,033      Dresser Industries ...............        291,185
        95,741      Exxon ............................      7,312,219
         2,774      Foster Wheeler ...................        104,025
         8,760      Halliburton ......................        363,540
         1,869      Helmerich & Payne ................         48,360
         4,003      Kerr-McGee .......................        220,665
         2,569      Louisiana Land &
                      Exploration ....................         90,878
         4,194      McDermott International ..........         66,580
        30,515      Mobil ............................      3,074,386
        24,484      Occidental Petroleum .............        526,406
         7,968      Oryx Energy ......................         91,632
         3,521      Pennzoil .........................        132,918
        20,212      Phillips Petroleum ...............        651,837
         6,294(a)   Rowan Cos. .......................         41,698
        41,339      Royal Dutch Petroleum ............      5,079,530
         6,958(a)   Santa Fe Energy Resources ........         61,752
        18,684      Schlumberger .....................      1,163,079
         5,822      Sun ..............................        166,655
        19,977      Texaco ...........................      1,360,933
        22,906      USX-Marathon Group ...............        406,582
        19,008      Unocal ...........................        498,960
                                                         ------------
                                                           29,171,115
                                                         ------------

                    Finance--10.8%
         8,715      Aetna Life & Casualty ............        613,318
         9,000      Ahmanson (H.F.) & ................        225,000
         3,413      Alexander & Alexander
                      Services .......................         76,366
        34,585      Allstate .........................      1,270,999
        37,587      American Express .................      1,526,972
        15,831      American General .................        520,444
        36,569      American International Group .....      3,085,509
        30,394      Banc One .........................      1,025,798
         8,647      Bank of Boston ...................        384,792
        14,824      Bank of New York .................        622,608
        28,889      BankAmerica ......................      1,661,118
         5,993      Bankers Trust New York ...........        382,054
         7,437      Barnett Banks ....................        410,894
         4,044      Beneficial .......................        198,156
         9,681      Boatmen's Bancshares .............        367,878
         5,633      CIGNA ............................        558,371



Peoples Index Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments (continued)                 October 31, 1995

        Shares      Common Stocks (continued)               Value
     -----------                                         ------------
                    Finance (continued)
        13,486      Chase Manhattan ..................   $    768,702
        19,474      Chemical Banking .................      1,107,584
         6,674      Chubb ............................        599,826
        30,650      Citicorp .........................      1,988,419
        10,789      CoreStates Financial .............        392,450
        13,967      Federal Home Loan Mortgage .......        967,215
        10,429      First Bank Systems ...............        518,843
         6,885      First Chicago ....................        467,319
         6,189      First Fidelity Bancorp ...........        404,606
         5,807      First Interstate Bancorp .........        749,103
        13,271      First Union ......................        658,573
        10,855      Fleet/Norstar Financial Group ....        420,631
         6,347      General Re .......................        919,522
         4,549      Golden West Financial ............        228,019
        10,508      Great Western Financial ..........        237,744
         7,540      Household International ..........        424,125
         3,669      Jefferson-Pilot ..................        242,154
        17,560      KeyCorp ..........................        592,650
         7,959      Lincoln National .................        355,170
        11,264      Mellon Bank ......................        564,608
        13,601      Merrill Lynch & Co ...............        754,856
        14,449      Morgan (J.P.) & Co ...............      1,114,379
        12,031      NBD Bancorp  .....................        457,178
        11,388      National City ....................        351,605
        25,046      Norwest...........................        738,857
        17,713      PNC Financial ....................        464,966
         7,293      Providian ........................        286,250
         4,355      Republic New York ................        255,312
         4,826      SAFECO ...........................        309,769
         6,475      St. Paul Cos. ....................        328,606
        30,055      Sears, Roebuck & Co. .............      1,021,870
         9,936      Shawmut National..................        336,582
         8,809      SunTrust Banks ...................        568,181
         5,471      Torchmark ........................        227,047
         5,249      Transamerica .....................        355,620
        24,603      Travelers Group ..................      1,242,452
         5,613      UNUM .............................        295,384
         8,604      USF & G ..........................        144,117
         2,632      USLIFE ...........................         75,011
         7,541      U.S. Bancorp .....................        223,401
        13,154      Wachovia .........................        580,419
         3,672      Wells Fargo ......................        771,578
                                                         ------------
                                                           36,440,980
                                                         ------------

                    General Business--7.4%
        38,099(a)   Airtouch Communications ..........      1,085,822
         5,777      American Greetings ...............        181,976
        11,092      Automatic Data Processing ........        793,078
         8,118      Block (H & R) ....................        334,868
         5,035      CBS ..............................        406,576


                    General Business (continued)
         5,477(a)   Cabletron Systems ................   $    430,629
        11,851      Capital Cities/ABC ...............      1,405,825
         7,468      Circuit City Stores ..............        249,245
        20,859(a)   cisco Systems ....................      1,616,573
        18,456      Comcast, Cl. A ...................        329,901
        13,047      Dean Witter, Discover & Co. ......        649,088
         6,390      Deluxe ...........................        171,731
         7,182      Dial .............................        175,061
        11,854      Donnelley (R. R.) & Sons .........        432,671
         7,439      Dow Jones & Co ...................        262,225
        13,070      Dun & Bradstreet .................        780,933
         4,306(a)   Federal Express ..................        353,630
        17,142      First Data .......................      1,133,515
        10,787      Gannett ..........................        586,543
         2,301      Harland (John H.) ................         47,746
         8,969      ITT ..............................      1,098,703
         6,056      Interpublic Group of Cos. ........        234,670
         3,790      Knight-Ridder ....................        210,345
        21,298      Laidlaw, Cl. B ...................        191,682
        11,445      MBNA .............................        422,034
         5,597      Marsh & McLennan .................        458,254
         3,850      McGraw-Hill ......................        315,219
         2,120      Meredith .........................         75,790
        32,413      Minnesota Mining &
                      Manufacturing ..................      1,843,489
         5,939      Morgan Stanley Group .............        516,693
        11,421      Morton International .............        348,341
         3,693      National Service Industries ......        109,867
        20,935      NationsBank ......................      1,376,476
         7,467      New York Times, Cl. A ............        207,209
         8,213      Salomon ..........................        296,695
         7,963      Service Corporation
                      International ..................        319,515
         5,020      TRW ..............................        330,065
        50,228(a)   Tele-Communications, Cl. A .......        853,876
         4,295      Teledyne .........................        106,838
         6,520      Textron ..........................        448,250
        29,762      Time Warner ......................      1,086,313
         5,012      Tribune ..........................        316,383
         9,533      United Technologies ..............        846,053
        27,838(a)   Viacom, Cl. B (non-voting) .......      1,391,899
         8,120      Whitman ..........................        172,549
                                                         ------------
                                                           25,004,844
                                                         ------------

                    Manufacturing--5.7%
         3,212      ASARCO ...........................        103,587
         8,662      Air Products & Chemicals .........        447,176
        17,334      Alcan Aluminium ..................        548,188
        13,726      Aluminum Co. of America ..........        700,026
         8,181(a)   Armco ............................         50,109


Peoples Index Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments (continued)                 October 31, 1995

        Shares      Common Stocks (continued)               Value
     -----------                                         ------------
                    Manufacturing (continued)
         4,089      Avery Dennison ...................   $    182,983
         2,303      Ball .............................         63,620
        27,208      Barrick Gold .....................        629,185
         3,969      Bemis Co .........................        103,194
         8,486(a)   Bethlehem Steel ..................        111,379
         6,944(a)   Crown Cork & Seal ................        242,172
         7,097      Cyprus Amax Minerals .............        185,409
        20,737      Dow Chemical .....................      1,423,077
        42,789      Du Pont (E. I.) de Nemours .......      2,668,964
         1,516      Eastern Enterprises ..............         45,291
         8,724      Echo Bay Mines ...................         78,516
         4,965      Ecolab ...........................        143,985
        11,073      Engelhard ........................        275,441
         2,844(a)   FMC ..............................        203,702
         3,520      Federal Paper Board ..............        147,840
         7,257      Grace (W. R.) & Co. ..............        404,578
         5,033      Great Lakes Chemical .............        337,840
         8,631      Hercules .........................        460,680
        10,617      Homestake Mining .................        163,236
         9,197      Inco Ltd .........................        316,147
         3,731      Inland Steel Industries ..........         87,212
        19,594      International Paper ..............        724,978
         6,359      James River ......................        204,283
        12,320      Kimberly-Clark ...................        894,740
         5,928      Mallinckrodt Group ...............        205,998
         4,212      Mead .............................        242,717
         8,906      Monsanto .........................        932,904
         7,724      Moore ............................        147,722
           668      NACCO Industries .................         38,243
         5,220      Nalco Chemical ...................        156,600
         6,620      Newmont Mining ...................        249,905
         6,699      Nucor ............................        322,389
         3,721      Ogden ............................         84,653
        15,601      PPG Industries ...................        663,043
         5,333      Phelps Dodge .....................        337,979
         3,172      Pittston .........................         87,230
        18,410      Placer Dome ......................        402,719
        10,632      Praxair ..........................        287,064
         4,920      Reynolds Metals ..................        247,845
         5,231      Rohm & Haas ......................        289,013
        11,642      Scott Paper ......................        619,937
         3,862      Sigma Aldrich ....................        183,445
         7,418      Stone Container ..................        122,397
         4,341      Temple-Inland ....................        197,515
         6,284      USX-US Steel Group ...............        187,734
         5,421      Union Camp .......................        275,792
        10,582      Union Carbide ....................        400,792
         7,846      Westvaco .........................        217,726
         7,855      Williams Cos. ....................        303,398


                    Manufacturing (continued)
         6,987      Worthington Industries ...........   $    116,158
                                                         ------------
                                                           19,268,456
                                                         ------------
                    Shelter--2.4%
         2,868      Armstrong World Industries .......        170,288
         3,656      Boise Cascade ....................        132,530
         2,205      Centex ...........................         72,214
         7,407      Champion International ...........        396,275
         2,332      Crane ............................         82,495
        21,045      Federal National Mortgage
                      Association ....................      2,207,094
         3,487      Fleetwood Enterprises ............         71,484
         7,048      Georgia-Pacific ..................        581,460
        36,697      Home Depot .......................      1,366,963
         3,111      Johnson Controls .................        181,216
         2,357      Kaufman & Broad Home .............         27,400
         8,312      Louisiana-Pacific ................        198,449
        12,189      Masco ............................        342,816
        12,152      Newell ...........................        293,167
         3,952(a)   Owens-Corning Fiberglass .........        167,466
         2,261      Potlatch .........................         95,245
         2,073      Pulte ............................         65,559
         6,575      Sherwin-Williams .................        247,384
         3,083      Snap-On Tools ....................        130,642
         3,413      Stanley Works ....................        162,970
        15,687      Weyerhaeuser .....................        692,188
         4,209      Willamette Industries ............        244,121
                                                         ------------
                                                            7,929,426
                                                         ------------

                    Transportation--1.4%
         5,862(a)   AMR ..............................        386,892
        11,033      Burlington Northern
                      Santa Fe .......................        925,393
         8,135      CSX ..............................        681,306
         6,034      Conrail ..........................        414,838
         3,346      Consolidated Freightways .........         77,795
        10,053      Norfolk Southern .................        776,594
         2,964      Roadway Services .................        132,639
         6,033      Ryder System .....................        145,546
        15,800      Union Pacific ....................      1,032,925
         2,107      Yellow ...........................         27,654
                                                         ------------
                                                            4,601,582
                                                         ------------

                    Utilities--12.8%
        14,546      ALLTEL ...........................        445,471
       122,292      AT&T .............................      7,826,688
        14,329      American Electric Power ..........        546,293
        42,733      Ameritech ........................      2,307,582
        11,338      Baltimore Gas & Electric .........        303,292
        33,596      Bell Atlantic ....................      2,137,546


Peoples Index Fund, Inc.
-----------------------------------------------------------------------------
Statement of Investments (continued)                 October 31, 1995

        Shares      Common Stocks (continued)               Value
     -----------                                         ------------
                    Utilities (continued)
        38,281      BellSouth ........................   $  2,928,497
        11,999      Carolina Power & Light ...........        392,967
        14,804      Central & South West .............        396,007
        12,025      Cinergy ..........................        341,209
         3,881(a)   Columbia Gas System ..............        149,419
        18,083      Consolidated Edison Co.
                      of New York ....................        549,271
         7,222      Consolidated Natural Gas .........        274,436
        11,333      Detroit Edison ...................        382,489
        13,368      Dominion Resources ...............        531,378
        15,757      Duke Power .......................        705,126
         5,295      ENSERCH ..........................         76,778
        19,436      Enron ............................        668,113
        17,563      Entergy ..........................        500,546
        14,309      FPL Group ........................        599,189
        74,787      GTE ..............................      3,084,964
         8,961      General Public Utilities .........        280,031
        10,103      Houston Industries ...............        468,527
        52,202      MCI Communications ...............      1,301,787
         3,833      NICOR ............................        103,012
        32,890      NYNEX ............................      1,545,830
        11,086      Niagara Mohawk Power .............        119,175
         9,522      Noram Energy .....................         73,796
         5,178      Northern States Power ............        244,661
         2,050      ONEOK ............................         49,969
        11,695      Ohio Edison ......................        267,523
        17,097      PECO Energy ......................        500,087
         6,522      Pacific Enterprises ..............        161,420
        32,738      Pacific Gas & Electric ...........        961,679
        32,998      Pacific Telesis Group ............      1,002,314
        21,883      PacifiCorp .......................        413,042
        11,568      Panhandle Eastern ................        292,092
         2,677      Peoples Energy ...................         76,964


                    Utilities (continued)
        18,821      Public Service Enterprise
                      Group ..........................   $    552,867
        46,978      SBC Communications Inc. ..........      2,624,896
        34,285      SCEcorps .........................        582,845
         6,624      Sonat ............................        190,440
        51,328      Southern .........................      1,225,456
        26,855      Sprint ...........................      1,033,917
        13,963      Tenneco ..........................        612,626
        17,376      Texas Utilities ..................        638,567
        16,491      Unicom ...........................        540,079
         7,875      Union Electric ...................        307,124
        36,296      U.S. West ........................      1,728,596
                                                         ------------
                                                           43,046,583
                                                         ------------

                    TOTAL COMMON STOCKS
                      (cost $253,460,184) ............   $331,653,079
                                                         ------------
                                                         ------------
       Principal
        Amount      SHORT-TERM INVESTMENTS--1.4%
     -----------
                    U.S. Treasury Bills:
       280,000      5.40% 11/9/95 ....................   $    276,406
       245,000(b)   5.23% 12/21/95 ...................        242,254
     1,038,000      5.28% 1/11/96 ....................      1,025,145
     3,341,000      5.25% 1/18/96 ....................      3,299,685
                                                         ------------

                    TOTAL SHORT-TERM
                      INVESTMENTS
                      (cost $4,843,490)...............   $  4,843,490
                                                         ------------
                                                         ------------
TOTAL INVESTMENTS
  (cost $258,303,674).......................... 100.1%   $336,496,569
                                                ------   ------------
                                                ------   ------------

LIABILITIES, LESS CASH
  AND RECEIVABLES..............................  (0.1%)  $   (349,383)
                                                ------   ------------
                                                ------   ------------

NET ASSETS .................................... 100.0%   $336,147,186
                                                ------   ------------
                                                ------   ------------




Statement of Financial Futures                          October 31, 1995

FINANCIAL FUTURES PURCHASED:
----------------------------
                                                                       Market Value                        Unrealized
                                                          Number of      Covered                         (Depreciation)
Issuer                                                    Contracts    by Contracts     Expiration        at 10/31/95
------                                                  ------------  --------------  --------------     --------------
Standard & Poor's 500........................                 6         $1,751,550     December '95         $(14,850)
Standard & Poor's 500........................                 8          2,354,800      March '96            (12,550)
                                                                                                            ---------

                                                                                                             $(27,400)
                                                                                                            ---------
                                                                                                            ---------

Notes to Statement of Investments:
--------------------------------------------------------------------
(a) Non-income producing.
(b) Partially held by the custodian in a segregated account as collateral for open Financial Futures positions.


                   See notes to financial statements.

Peoples Index Fund, Inc.
-----------------------------------------------------------------------------
Statement of Assets and Liabilities                          October 31, 1995

ASSETS:
    Investments in securities, at value
      (cost $258,303,674)--see statement....................................                              $336,496,569
    Cash....................................................................                                    43,096
    Dividends and interest receivable.......................................                                   522,275
    Receivable for subscriptions to Common Stock............................                                   109,462
    Prepaid expenses........................................................                                    28,352
                                                                                                        --------------
                                                                                                           337,199,754

LIABILITIES:
    Due to The Dreyfus Corporation..........................................                 $  57,278
    Due to Wells Fargo Nikko Investment Advisors............................                    83,491
    Due to Wells Fargo Institutional Trust Company, N.A.....................                     5,144
    Payable for futures variation margin--Note 3(a)..........................                   16,050
    Payable for investment securities purchased.............................                   725,066
    Accrued expenses........................................................                   165,539       1,052,568
                                                                                              --------  --------------
NET ASSETS..................................................................                              $336,147,186
                                                                                                        --------------
                                                                                                        --------------

REPRESENTED BY:
    Paid-in capital.........................................................                              $251,491,114
    Accumulated undistributed investment income--net........................                                 4,913,676
    Accumulated net realized gain on investments............................                                 1,576,901
    Accumulated net unrealized appreciation on investments [including ($27,400)
  net unrealized (depreciation) on financial futures]--Note 3(b).............                               78,165,495
                                                                                                        --------------

NET ASSETS at value applicable to 18,288,321 shares outstanding
    (200 million shares of $.001 par value Common Stock authorized).........                             $336,147,186
                                                                                                        --------------
                                                                                                        --------------
NET ASSET VALUE, offering and redemption price per share
    ($336,147,186 / 18,288,321 shares)......................................                                    $18.38
                                                                                                                ------
                                                                                                                ------


                       See notes to financial statements.

Peoples Index Fund, Inc.
----------------------------------------------------------------------------
Statement of Operations                        Year ended October 31, 1995

INVESTMENT INCOME:
    Income:
      Cash dividends (net of $44,650 foreign taxes withheld at source)......                $7,073,811
      Interest..............................................................                   629,732
                                                                                            ----------
            Total Income....................................................                             $ 7,703,543
    Expenses:
      Index management fee--Note 2(a).......................................                   280,472
      Administration fee--Note 2(a).........................................                   560,944
      Shareholder servicing costs--Note 2(b)................................                   548,979
      Professional fees.....................................................                    60,376
      Prospectus and shareholders' reports..................................                     8,055
      Registration fees.....................................................                    21,339
      Directors' fees and expenses--Note 2(c)...............................                    22,224
      Custodian fees--Note 2(a).............................................                    23,625
      Miscellaneous.........................................................                    19,839
                                                                                            ----------


            Total Expenses..................................................                                 1,545,853
                                                                                                         -------------
            INVESTMENT INCOME-NET...........................................                                 6,157,690
                                                                                                         -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments--Note 3(a).............................                $2,022,369
    Net realized gain on financial futures--Note 3(a).......................                 2,288,271
                                                                                            ----------
            Net Realized Gain...............................................                                 4,310,640
    Net unrealized appreciation on investments [including ($81,300)
      net unrealized (depreciation) on financial futures]--Note 3(b)........                                54,324,576
                                                                                                         -------------
            NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.................                                58,635,216
                                                                                                         -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                               $64,792,906
                                                                                                         -------------
                                                                                                         -------------


                  See notes to financial statements.

Peoples Index Fund, Inc.
-------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                       Year Ended October 31,
                                                                               --------------------------------------
                                                                                    1994                   1995
                                                                               --------------         ---------------
OPERATIONS:
    Investment income--net............................................         $    6,200,483         $    6,157,690
    Net realized gain on investments..................................             18,711,233              4,310,640
    Net unrealized appreciation (depreciation) on investments for the year        (18,291,976)            54,324,576
                                                                               --------------         ---------------
      Net Increase In Net Assets Resulting From Operations............              6,619,740             64,792,906
                                                                               --------------         ---------------

DIVIDENDS TO SHAREHOLDERS:
    From investment income--net........................................            (5,373,357)             (6,077,935)
    From net realized gain on investments.............................            (11,440,051)            (19,477,910)
                                                                               --------------         ---------------
      Total Dividends.................................................            (16,813,408)            (25,555,845)
                                                                               --------------         ---------------

CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold.....................................            153,302,049             142,531,859
    Dividends reinvested..............................................             13,583,900              22,101,817
    Cost of shares redeemed...........................................           (192,893,713)           (112,925,618)
                                                                               --------------         ---------------
      Increase (Decrease) In Net Assets From Capital Stock Transactions           (26,007,764)             51,708,058
                                                                               --------------         ---------------
        Total Increase (Decrease) In Net Assets.......................            (36,201,432)             90,945,119

NET ASSETS:
    Beginning of year.................................................            281,403,499             245,202,067
                                                                               --------------         ---------------
    End of year (including undistributed investment income-net:
      $4,833,921 in 1994 and $4,913,676 in 1995)......................           $245,202,067            $336,147,186
                                                                               --------------         ---------------
                                                                               --------------         ---------------


                                                                                   Shares                  Shares
                                                                               --------------         ---------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold.......................................................              9,481,323               8,633,225
    Shares issued for dividends reinvested............................                852,724               1,546,663
    Shares redeemed...................................................            (12,068,037)             (6,829,736)
                                                                               --------------         ---------------
      Net Increase (Decrease) In Shares Outstanding...................             (1,733,990)              3,350,152
                                                                               --------------         ---------------
                                                                               --------------         ---------------

             See notes to financial statements.

Peoples Index Fund, Inc.
-----------------------------------------------------------------
Financial Highlights

    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.


                                                                        Year Ended October 31,
                                                        -----------------------------------------------------
PER SHARE DATA:                                          1991        1992        1993        1994        1995
                                                        ------      ------      ------      ------      ------
    Net asset value, beginning of year............      $10.86      $14.16      $15.16      $16.88      $16.41
                                                        ------      ------      ------      ------      ------
    Investment Operations:
    Investment income--net........................         .34         .41         .30         .39         .36
    Net realized and unrealized gain on investments       3.18         .97        1.86         .11        3.36
                                                        ------      ------      ------      ------      ------
      Total from Investment Operations............        3.52        1.38        2.16         .50        3.72
                                                        ------      ------      ------      ------      ------
    Distributions:
    Dividends from investment income--net.........        (.22)       (.38)       (.40)       (.31)       (.42)
    Dividends from net realized gain on investments         --          --        (.04)       (.66)      (1.33)
                                                        ------      ------      ------      ------      ------
      Total Distributions.........................        (.22)       (.38)       (.44)       (.97)      (1.75)
                                                        ------      ------      ------      ------      ------
    Net asset value, end of year..................      $14.16      $15.16      $16.88      $16.41      $18.38
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------

TOTAL INVESTMENT RETURN...........................       32.85%       9.90%      14.49%       3.14%      25.68%

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.......          --          --         .39%        .61%        .55%
    Ratio of net investment income to average net assets   3.45%      3.04%       2.36%       2.26%       2.75%
    Decrease reflected in above expense ratios due to
      undertakings by WFNIA and Dreyfus...........          .78%       .65%        .14%        .03%         --
    Decrease reflected in above expense ratios due to
      redemption fee..............................          .10%        --          --          --          --
    Portfolio Turnover Rate.......................          .69%      3.10%      3.77%       18.81%       3.66%
    Net Assets, end of year (000's Omitted).......      $69,211     $92,598  $281,403     $245,202    $336,147

               See notes to financial statements.

Peoples Index Fund, Inc.
--------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. Wells Fargo Nikko Investment Advisors ("WFNIA") serves as the Fund's index manager.
Wells Fargo Investment Advisors ("WFIA"), the predecessor index manager of the Fund, and a subsidiary of The Nikko Securities Co., Ltd. ("Nikko") each own 50% of WFNIA. Wells Fargo Institutional Trust Company, N.A. ("WFITC"), an affiliate of WFNIA, is the custodian of the Fund's investments. The Dreyfus Corporation ("Dreyfus") serves as the Fund's administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.

    Effective November 13, 1995, Dreyfus will serve as the Fund's manager and Mellon Equity Associates, an affiliate of Dreyfus ("Mellon Equity"), will serve as the Fund's index manager. In addition, Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, will serve as the Fund's custodian.

    (a) Portfolio Valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value.

    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

    (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Peoples Index Fund, Inc.
--------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (continued)


NOTE 2--Investment Management Fee and Other Transactions with Affiliates:

    (a) Fees paid by the Fund pursuant to the provisions of an Index Management Agreement with WFNIA and an Administration Agreement with Dreyfus are payable monthly. WFNIA and Dreyfus receive annual fees of .10 of 1% and
 .20 of 1%, respectively, of the average daily value of the Fund's net assets. The agreements further provide that if the aggregate expenses of the Fund, exclusive of interest, taxes, brokerage and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the fees to be paid to each of WFNIA and Dreyfus, or WFNIA and Dreyfus will bear, in the same proportion as in the agreements, the amount of such excess to the extent required by state law. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses (exclusive of certain expenses as described above) exceed 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. There was no expense reimbursement for the year ended October 31, 1995.

    In addition, WFITC earned $23,625 for custodian services provided to the Fund.

    (b) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.
 During the year ended October 31, 1995, the Fund was charged an aggregate of $395,475 pursuant to the Shareholder Services Plan.

    (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

    (d) A 1% redemption fee is charged on certain redemptions of Fund shares (including redemptions through use of the Exchange Privilege) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs within a six-month period following the date of issuance. During the year ended October 31, 1995, redemption fees amounted to $9,513.

NOTE 3--Securities Transactions:

    (a) The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended October 31, 1995 amounted to $46,057,627 and $9,911,112, respectively.

    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the

Peoples Index Fund, Inc.
--------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

contract at the close of
each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1995 and their related unrealized market appreciation are set forth in the Statement of Financial Futures.

    (b) At October 31, 1995, accumulated net unrealized appreciation on investments was $78,165,495, consisting of $84,763,329 gross unrealized appreciation and $6,597,834 gross unrealized depreciation.

    At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Peoples Index Fund, Inc.
-------------------------------------------------------------------------
Report of Independent Accountants


To the Shareholders and Board of Directors of Peoples Index Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities of Peoples Index Fund, Inc. (the Fund), including the statements of investments and financial futures, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period the ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Peoples Index Fund, Inc., at October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                     COOPERS & LYBRAND L.L.P.

New York, New York
December 18, 1995

Peoples Index Fund, Inc.
-----------------------------------------------------------------------
Important Tax Information (Unaudited)


    For Federal tax purposes the Fund hereby designates $1.325 per share as a long-term capital gain distribution of the $1.745 per share paid on December 30, 1994.

Peoples Index Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

Transfer Agent &
Dividend Disbursing Agent
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940



Further information is contained in the Prospectus, which must precede or accompany this report.


Printed in U.S.A.                         078AR9510